PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

11. PROPERTY, PLANT AND EQUIPMENT, NET

The Company has property, plant, and equipment related to land, buildings and warehouses, leasehold improvements, laboratory, and construction in progress. The additions, disposals, depreciation, and net book values are as follows:

Cost	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	$1,439	$2,498	$1,573	$41	$324	$104	$624	$84	$6,688
Additions from business acquisitions	—	—	—	—	—	—	—	9	9
Additions	3,259	2,815	1,763	1,863	875	588	6,826	687	18,675
Balance at December 31, 2019	$4,698	$5,313	$3,336	$1,904	$1,199	$692	$7,450	$780	$25,372
Additions, net	367	3,151	2,606	—	336	127	(3,162)	240	3,665
Balance at December 31, 2020	$5,065	$8,464	$5,942	$1,904	$1,535	$819	$4,288	$1,020	$29,037
Accumulated Depreciation	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	$—	$16	$10	$2	$52	$2	$—	$17	$99
Depreciation(b)	—	111	301	170	180	100	—	37	898
Balance at December 31, 2019	$—	$127	$311	$172	$232	$102	$—	$54	$997
Depreciation(a)	—	560	526	438	518	209	—	108	2,359
Balance at December 31, 2020	$—	$687	$837	$610	$750	$311	$—	$162	$3,356
Net Book Value	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	1,439	2,482	1,563	39	272	102	624	67	6,588
Balance at December 31, 2019	4,698	5,186	3,025	1,732	967	590	7,450	726	24,374
Balance at December 31, 2020	$5,065	$7,777	$5,105	$1,294	$785	$508	$4,288	$858	$25,680

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(a)      Includes approximately $1,050 and $685 of depreciation included in inventory and cost of goods sold, respectively.

(b)      Includes approximately $100 and $nil of depreciation included in inventory and cost of goods sold, respectively.

Construction in progress primarily relate to on-going construction of the Company’s Colombian facilities.

Certain amounts may not add due to rounding.